Stockholders' Equity	1 Months Ended	6 Months Ended
	Mar. 31, 2013	Sep. 30, 2013
Equity [Abstract]
Stockholders' Equity

Note 5 – Stockholders’ Equity

Common Stock Authorized

The Company has 500,000,000 shares of common stock authorized, of which 70,000,000 shares were issued and outstanding as of March 31, 2013. During the period ended March 31, 2013, 60,000,000 shares were issued to Anthony Passmore and 10,000,000 shares were issued to Passmore Management Group as founder shares.

Contributed Capital

There was contributed capital from February 21, 2013 to March 31, 2013 of $2,000. On various dates between February 21, 2013 and March 31, 2013, our President, Anthony Passmore paid various invoices on our behalf in the total amount of $2,000. Mr. Passmore does not desire to be repaid, and accordingly the payments have been recognized as contributed capital.

Note 5 – Stockholders’ Equity

Common Stock Authorized

The Company has 500,000,000 shares of common stock authorized, of which 70,000,000 shares were issued and outstanding as of March 31, 2013. During the period ended March 31, 2013, 60,000,000 shares were issued to Anthony Passmore and 10,000,000 shares were issued to Passmore Management Group as founder shares. There were no shares issued during the 6 month period ended September 30, 2013.

Contributed Capital

There was contributed capital from February 21, 2013 to September 30, 2013 of $2,000. On various dates between February 21, 2013 and September 30, 2013, our President, Anthony Passmore paid various invoices on our behalf in the total amount of $2,000. Mr. Passmore does not desire to be repaid, and accordingly the payments have been recognized as contributed capital.